Fair Value (Assets And Liabilities Measured At Fair Value By Level On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Assets:
Trading account assets, Trading securities	¥ 40,646,275		¥ 40,826,384
Investment securities, Securities available-for-sale	51,885,652		58,844,069
Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available-for-sale	4,837,231		4,097,404
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	28,837,319	[1]	26,180,506	[1]
Trading account assets, Trading derivative assets	11,808,956		14,645,878
Investment securities, Securities available-for-sale	51,885,652		58,844,069
Investment securities, Other investment securities	26,201		25,900
Others	523,123	[2],[3]	597,999	[2],[3]
Assets at fair value, Total	93,081,251		100,294,352
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	194,243		78,813
Trading account liabilities, Trading derivative liabilities	11,787,735		14,890,669
Obligation to return securities received as collateral	3,971,454		3,034,547
Others	704,991	[4]	553,705	[4]
Liabilities at fair value, Total	16,658,423		18,557,734
Equity securities classified as trading securities valued at net asset value	28,922		38,959
Unfunded commitment of trading securities classified as equity securities valued at net asset value	11,373		8,644
Real estate funds classified as other assets valued at net asset value	1,669		4,276
Hedged funds classified as other assets valued at net asset value	1,232		3,189
Private equity funds classified as other assets valued at net asset value	2,441		2,943
Unfunded commitment of real estate funds classified as other assets valued at net asset value
Unfunded commitment of hedged funds classified as other assets valued at net asset value	104		1,221
Unfunded commitment of private equity funds classified as other assets valued at net asset value	1,871		2,028
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	20,102,994	[1]	15,613,802	[1]
Trading account assets, Trading derivative assets	90,740		52,242
Investment securities, Securities available-for-sale	45,302,514		52,347,228
Others	489,356	[2],[3]	455,012	[2],[3]
Assets at fair value, Total	65,985,604		68,468,284
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	189,524		72,756
Trading account liabilities, Trading derivative liabilities	108,059		124,431
Obligation to return securities received as collateral	3,914,441		2,887,425
Liabilities at fair value, Total	4,212,024		3,084,612
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	8,075,408	[1]	9,935,591	[1]
Trading account assets, Trading derivative assets	11,640,992		14,520,461
Investment securities, Securities available-for-sale	6,038,450		6,024,714
Investment securities, Other investment securities			1,105
Others	28,169	[2],[3]	134,569	[2],[3]
Assets at fair value, Total	25,783,019		30,616,440
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	4,719		6,057
Trading account liabilities, Trading derivative liabilities	11,611,316		14,672,597
Obligation to return securities received as collateral	57,013		147,122
Others	612,124	[4]	431,773	[4]
Liabilities at fair value, Total	12,285,172		15,257,549
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	658,917	[1]	631,113	[1]
Trading account assets, Trading derivative assets	77,224		73,175
Investment securities, Securities available-for-sale	544,688		472,127
Investment securities, Other investment securities	26,201		24,795
Others	5,598	[2],[3]	8,418	[2],[3]
Assets at fair value, Total	1,312,628		1,209,628
Liabilities:
Trading account liabilities, Trading derivative liabilities	68,360		93,641
Others	92,867	[4]	121,932	[4]
Liabilities at fair value, Total	161,227		215,573
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	8,616,092		11,214,327
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,521,766		11,204,827
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	22,677		6,770
Liabilities:
Trading account liabilities, Trading derivative liabilities	25,293		43,946
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	8,565,213		11,175,763
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,481,947		11,126,837
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	28,202		31,794
Liabilities:
Trading account liabilities, Trading derivative liabilities	14,526		34,044
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	2,916,179		3,192,644
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,998,778		3,428,433
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	507		511
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,997		274
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	2,909,201		3,171,002
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,981,272		3,390,222
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	6,471		21,131
Liabilities:
Trading account liabilities, Trading derivative liabilities	13,509		37,937
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	148,686		103,671
Liabilities:
Trading account liabilities, Trading derivative liabilities	143,595		131,217
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	50,425		34,062
Liabilities:
Trading account liabilities, Trading derivative liabilities	57,464		67,551
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	65,827		53,874
Liabilities:
Trading account liabilities, Trading derivative liabilities	57,892		49,312
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	32,434		15,735
Liabilities:
Trading account liabilities, Trading derivative liabilities	28,239		14,354
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	71,059		73,602
Liabilities:
Trading account liabilities, Trading derivative liabilities	62,058		63,845
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	17,131		10,899
Liabilities:
Trading account liabilities, Trading derivative liabilities	21,305		12,660
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	43,826		59,075
Liabilities:
Trading account liabilities, Trading derivative liabilities	30,029		46,753
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	10,102		3,628
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,724		4,432
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	56,940		61,634
Liabilities:
Trading account liabilities, Trading derivative liabilities	61,538		62,347
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	56,925		60,747
Liabilities:
Trading account liabilities, Trading derivative liabilities	60,176		59,473
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	15		887
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,362		2,874
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	5,924,318		4,602,555
Investment securities, Securities available-for-sale	41,589,009		49,479,954
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	5,688,374		4,420,457
Investment securities, Securities available-for-sale	39,852,612		48,069,738
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	235,944		182,098
Investment securities, Securities available-for-sale	1,736,397		1,410,216
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	89,017		129,974
Investment securities, Securities available-for-sale	203,131		217,075
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	89,017		129,974
Investment securities, Securities available-for-sale	203,131		217,075
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	14,932,951		12,223,674
Investment securities, Securities available-for-sale	1,271,421		716,296
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	13,133,023		9,983,023
Investment securities, Securities available-for-sale	794,822		319,176
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,784,478		2,144,396
Investment securities, Securities available-for-sale	324,952		248,398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	15,450		96,255
Investment securities, Securities available-for-sale	151,647		148,722
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	3,292,575		2,806,981
Investment securities, Securities available-for-sale	1,561,129		1,922,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	3,160,057		2,729,892
Investment securities, Securities available-for-sale	1,485,280		1,830,100
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	132,518		77,089
Investment securities, Securities available-for-sale	75,849		92,846
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	1,495,148		3,229,917
Investment securities, Securities available-for-sale	980,595		1,223,620
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,483,547		3,220,036
Investment securities, Securities available-for-sale	961,337		1,202,128
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	11,601		9,881
Investment securities, Securities available-for-sale	19,258		21,492
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets:
Investment securities, Securities available-for-sale	200,146		269,382
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available-for-sale	197,034		269,343
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available-for-sale	3,112		39
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	655,350		476,518
Investment securities, Securities available-for-sale	1,058,044		810,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	215,686		80,447
Investment securities, Securities available-for-sale	948,168		708,428
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	439,664		396,071
Investment securities, Securities available-for-sale	109,876		102,250
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	52,850		41,123
Investment securities, Securities available-for-sale	184,946		106,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	20,285		11,597
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	32,565		29,526
Investment securities, Securities available-for-sale	184,946		106,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	794,868		1,129,508
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	794,868		1,129,508
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,600,242	[5]	1,540,256	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	1,281,597	[5]	1,210,322	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	291,526	[5]	307,643	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	27,119	[5]	22,291	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available-for-sale	4,837,231		4,097,404
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available-for-sale	4,655,080		3,958,314
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available-for-sale	182,151		139,026
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available-for-sale			¥ 64

[1]	Includes securities measured under the fair value option.
[2]	Mainly comprised of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[3]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively, and those at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively, and those at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥38,959 million and ¥28,922 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments at March 31, 2013 and 2014 were ¥8,644 million and ¥11,373 million, respectively. These investments were mainly hedge funds.